CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Condensed Statements of FInancial Position) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
NON-CURRENT ASSETS
Total Non-current	$ 19,488	¥ 123,867		¥ 151,691	¥ 125,940
CURRENT ASSETS
Financial assets at fair value through profit or loss				138,674
Total Current	32,974	209,581		378,365	269,020
TOTAL ASSETS	52,462	333,448	$ 52,462	530,056	394,960		¥ 394,960
NON-CURRENT LIABILITIES
Deferred tax liabilities	401	2,544		10,426	150		150
Lease liabilities	191	1,208		2,168
TOTAL NON-CURRENT LIABILITIES	12,235	77,752		89,594	30,150
CURRENT LIABILITIES
Other payables and accruals	1,903	12,098		9,750	19,711
Due to the Shareholder	2,211	14,050		7,149	7,097
Lease liabilities	154	981		1,382	1,238
Derivative financial liabilities		269		1,710
TOTAL CURRENT LIABILITIES	11,586	73,659		148,663	199,109
TOTAL LIABILITIES	23,821	151,411		238,257	229,259		229,259
EQUITY
Issued capital	70,924	450,782	$ 65,937	419,091	340,875	$ 53,631	¥ 340,875
Other capital reserves	113,141	719,110		787,987	763,729
Accumulated losses	(170,611)	(1,084,387)		(1,031,187)	(1,055,523)
Other comprehensive loss	(1,703)	(10,821)		(3,164)	(3,867)
TOTAL EQUITY	28,641	182,037		291,799	165,701
TOTAL LIABILITIES AND EQUITY	52,462	333,448		530,056	¥ 394,960
Separate [member]
NON-CURRENT ASSETS
Right-of-use assets	57	360		1,079
Total Non-current	57	360		1,079
CURRENT ASSETS
Amounts due from subsidiaries	21,416	136,120		9,404
Cash and cash equivalents	2,677	17,017		58
Financial assets at fair value through profit or loss				138,674
Total Current	24,093	153,137		148,136
TOTAL ASSETS	24,150	153,497		149,215
NON-CURRENT LIABILITIES
Deferred tax liabilities				9,964
Lease liabilities				347
TOTAL NON-CURRENT LIABILITIES				10,311
CURRENT LIABILITIES
Other payables and accruals	681	4,335		2,273
Due to the Shareholder				7,149
Due to related companies	423	2,690		2,780
Lease liabilities	59	373		745
Derivative financial liabilities	269	1,710
TOTAL CURRENT LIABILITIES	1,432	9,108		12,947
TOTAL LIABILITIES	1,432	9,108		23,258
EQUITY
Issued capital	67,478	428,882		368,395
Other capital reserves	135,335	860,168		847,839
Accumulated losses	(175,906)	(1,118,038)		(1,074,563)
Other comprehensive loss	(4,189)	(26,623)		(15,714)
TOTAL EQUITY	22,718	144,389		125,957
TOTAL LIABILITIES AND EQUITY	$ 24,150	¥ 153,497		¥ 149,215